Deposits received at banks - Summary of Deposit Liabilities (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2026	Mar. 31, 2025
Domestic
Noninterest-bearing deposits	¥ 26,266	¥ 28,627
Interest-bearing deposits	1,529,663	1,477,496
Subtotal	1,555,929	1,506,123
Foreign
Noninterest-bearing deposits	28,431
Interest-bearing deposits	2,082,730	1,599,458
Subtotal	2,111,161	1,599,458
Total	¥ 3,667,090	¥ 3,105,581